Long-Term Debt - Additional Information (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2022 vessel	Dec. 31, 2022 USD ($) credit_facility vessel valuator	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 80,000,000	$ 45,400,000
Debt Instrument, Basis Spread on Variable Rate		2.40%
Total principal		$ 0	$ 324,506,000
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Interest at a weighted-average fixed rate		0.00%	2.50%
Repayments of Long-term Debt		$ 56,914,000	$ 11,229,000	$ 13,174,000
Secured Debt
Debt Instrument [Line Items]
Total principal		0	53,339,000
Repayments of Long-term Debt		$ 44,900,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		1
Line of Credit Facility, Maximum Borrowing Capacity		$ 82,500,000	344,900,000
Undrawn amount of revolving credit facility		82,500,000	73,700,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two		52,600,000
Total principal		0	$ 271,167,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Next Twelve Months		$ 29,900,000
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel		13
Debt covenant minimum hull coverage ratio		125.00%
Term Loan Due 2023
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	4
Minimum
Debt Instrument [Line Items]
Number of Third Party Valuators | valuator		2
Long-term Debt, Term		6 months
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.40%